Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Foreign currency exchange loss	$ (2.3)	$ (0.2)	$ (4.6)
Foreign currency gain	$ 2.3	$ 0.2	$ 4.6